Trade Receivables, Net - Schedule of Credit Risk Exposure of the Company’s Trade Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		$ 9,122
Allowance for doubtful accounts		1,225
Past due trade receivables		7,897	$ 9,779
Past Due Trade Receivables Not past due [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	[1]	4,897
Allowance for doubtful accounts
Past due trade receivables		4,897	4,349
Past Due Trade Receivables 30 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		168
Allowance for doubtful accounts
Past due trade receivables		168	1,838
Past Due Trade Receivables 31-60 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		111
Allowance for doubtful accounts
Past due trade receivables		111	1,341
Past Due Trade Receivables 60-90 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		50
Allowance for doubtful accounts
Past due trade receivables		50	989
Past Due Trade Receivables 90-120 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		10
Allowance for doubtful accounts
Past due trade receivables		10	520
Past Due Trade Receivables More than 120 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		3,886
Allowance for doubtful accounts		1,225
Past due trade receivables		$ 2,661	$ 830

[1]	Includes unbilled account receivables balance